Cover	12 Months Ended
Sep. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42452
Entity Registrant Name	WF International Limited
Entity Central Index Key	0001979610
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1110, 11th Floor
Entity Address, Address Line Two	Unit 1, Building 7
Entity Address, Address Line Three	No. 477, Wanxing Road
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610041
Title of 12(b) Security	Ordinary shares, par value $0.000001 per share
Trading Symbol	WXM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	6,900,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.000001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	ZH CPA, LLC
Auditor Location	Denver, Colorado
Auditor Firm ID	6413
Business Contact [Member]
Entity Addresses [Line Items]
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1110, 11th Floor
Entity Address, Address Line Two	Unit 1, Building 7
Entity Address, Address Line Three	No. 477, Wanxing Road
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610041
City Area Code	+86
Local Phone Number	(28) 86210882
Contact Personnel Name	Ke Chen
Contact Personnel Email Address	Email: ir@wf-cdintel.com